Document and Entity Information	Oct. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 27, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 27, 2017
Document Effective Date	Oct. 27, 2017
Prospectus Date	Jul. 31, 2017
AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Prospectus:
Trading Symbol	ALFA
AlphaClone International ETF | AlphaClone International ETF
Prospectus:
Trading Symbol	ALFI